Contingent Liabilities and Commitments	12 Months Ended
Dec. 31, 2018
Disclosure of Contingent Liabilities and Commitments [Abstract]
Disclosure of commitments and contingent liabilities [text block]
43.	Contingent Liabilities and Commitments

The significant commitments and contingencies of the Company as of December 31, 2018, in addition to those disclosed in other notes to the consolidated financial statements, were as follows:

(a)	Outstanding letters of credit

As at December 31, 2018, the Company had the following outstanding letters of credit for the purpose of purchasing machinery and equipment and materials:

Currency	December 31, 2018
(in thousands)
USD	9,417
JPY	727,211

The letters of credit are irrevocable and will expire upon the Company’s payment of the related obligations.

(b)	Technology licensing agreements

Starting 1998, AUO has entered into technical collaboration, patent licensing, and/or patent cross licensing agreements with Fujitsu Display Technologies Corp. (subsequently assumed by Fujitsu Limited), Toppan Printing Co., Ltd. (“Toppan Printing”), Semiconductor Energy Laboratory Co., Ltd., Japan Display Inc. (formerly Japan Display East Inc./Hitachi Displays, Ltd.), Panasonic Liquid Crystal Display Co., Ltd. (formerly IPS Alpha Technology, Ltd.), LG Display Co., Ltd., Sharp Corporation, Samsung Electronics Co., Ltd., Hydis Technologies Co., Ltd., Seiko Epson Corporation and others. AUO believes that it is in compliance with the terms and conditions of the aforementioned agreements.

(c)	Purchase commitments

In April 2011, AUO signed a long-term materials supply agreement with Korean OCI Company Ltd. (“OCI”), under which, AUO and OCI agreed on the supply of certain polysilicon. Purchase prices were determined and adjusted through negotiation on each order basis between both parties. AUO paid proportionate prepayments in three installments to OCI in 2011. In May 2015 and December 2016, the supply agreement was amended and the amended effective term is from April 15, 2011 to December 31, 2020.

Starting from 2006,
DPTW has entered into a long-term materials supply agreement with
Evonik

Forhouse
 Optical Polymers Corp. (“EFOP”), a joint venture of the Company. Under the agreement, DPTW and EFOP agreed on the supply of certain optical-grade molding compounds at agreed prices and quantities.

As at December 31, 2018, significant outstanding purchase commitments for construction in progress, property, plant and equipment totaled $19,983,507 thousand.

(d)	Litigation

(1)	Antitrust civil actions lawsuits in the United States and other jurisdictions

There were civil lawsuits filed against AUO, AUUS and various manuf acturers in the TFT-LCD industry in the United States and Canada alleging, among other things, antitrust violations. As of March 22, 2019, AUO and AUUS have reached settlement agreements with the relevant plaintiffs.

In addition to the above cases in the United States and Canada, a lawsuit was filed by certain consumers in Israel against certain LCD manufacturers including AUO in the District Court of the Central District in Israel (“Israeli Court”). The defendants contested various issues including whether the lawsuit was properly served. In December 2016, the Israeli Court overturned the original decision and revoked the permission for this case to serve out of Israeli jurisdiction. The plaintiffs lodged an appeal to the Israeli Supreme Court but the Israeli Supreme Court overruled the appeal in August 2017. In January 2018, the parties reached a settlement agreement and agreed to commence the required proceedings for withdrawing the lawsuit.

A lawsuit was filed in September 2018 by the Government of Puerto Rico on its own behalf and on behalf of all cons umers and governmental agencies of Puerto Rico against certain LCD manufacturers including AUO and AUUS in the Superior Court of San Juan, Court of First Instance alleging unjust enrichment and claiming unspecified monetary damages. AUO has retained counsel to handle the related matter and intends to defend this lawsuit vigorously, and at this stage, the final outcome of these matters is uncertain. AUO is reviewing the merits of this lawsuit on an on-going basis.

(2)	Alleged patent infringements

At the end of February 2017, one of AUO’s subsidiaries in the PRC, AUSZ received an administrative complaint filed by Shenzhen China Star Optoelectronics Technology Co., Ltd. (“CSOT”) alleging that AUSZ infringes two PRC patents, and the complaint requests that AUSZ cease the alleged infringing act. Based on the Company’s preliminary assessment, it believes that its subsidiary does not infringe the two PRC patents as alleged, and further that the two PRC patents appear to be invalid. In response to such administrative complaint, AUSZ has filed a request to invalidate the two PRC patents accordingly. In April 2017, CSOT filed civil lawsuits in the Intermediate People’s Court of Shenzhen Municipality against the subsidiary claiming infringement of the same two PRC patents. In June 2017, CSOT filed civil lawsuits in the No.1 Intermediate People’s Court of Chongqing Municipality against the subsidiary claiming infringement of three PRC patents (including one of the above mentioned PRC patents). CSOT requested that AUSZ ceases the alleged infringing act and claimed approximate RMB49.91 million for economic loss for each of the said respective four PRC patents and compensation for reasonable fees and litigation expenses such as notarization fees and attorney fees incurred by CSOT. On September 24, 2017, the relevant parties reached a settlement agreement and agreed to withdraw relevant legal proceedings.

In July 2018, Vista Peak Ventures, LLC (“VPV”) filed three lawsuits in the United States District Court for the Eastern District of Texas against AUO, claiming infringement of certain of VPV’s patents in the United States relating to the manufacturing of TFT-LCD panels. In the complaints, VPV seeks, among other things, unspecified monetary damages for past damages and an injunction against future infringement. While AUO intends to defend the suits vigorously, the ultimate outcome of the three matters is uncertain. AUO is reviewing the merits of the lawsuits on an on-going basis.

In addition to the matters described above, the Company is also a party to other litigations or proceedings that arise during the ordinary course of business. Except as mentioned above, the Company, to its knowledge, is not involved as a defendant in any material litigation or proceeding which could be expected to have a material adverse effect on the Company’s business or results of operations.

The Company has made certain provisions with respect to certain of the above lawsuits as the management deems appropriate, considering factors such as the nature of the litigation or claims, the materiality of the amount of possible loss, the progress of the cases and the opinions or views of legal counsel and other advisors. However, for certain cases described above where the legal proceedings and/or lawsuits are in their early stage or where management does not have sufficient information for assessment of the financial exposure, management is unable to determine if the final outcome of the cases will be unfavorable to the Company and/or to estimate the potential losses. The ultimate resolution of the legal proceedings and/or lawsuits cannot be predicted with certainty. While management intends to defend certain of the lawsuits described above vigorously, there is a possibility that one or more legal proceedings or lawsuits may result in an unfavorable outcome to the Company.

Management will reassess all litigation and claims at each reporting date based on the facts and circumstances that exist at that time, and will make additional provisions or adjustments to previous provisions, as considered necessary under IFRS. Such additional provisions or adjustments may have a material adverse effect on the Company’s business, results of operations and future prospects. See note 24 for further information about legal provisions and the movements in those legal provisions.

(e)	Others

There have been environmental proceedings relating to the development project of the Central Taiwan Science Park in
Houli
, Taichung, which AUO’s second 8.5-generation fab is located at and which has been established since 2010. The proceedings were initiated by six residents in
Houli
 District, Taichung City (the “Plaintiffs”) to object the administrative dispositions of the environmental assessment and development approval issued in 2010 by the Environmental Protection Administration (“EPA”) of the Executive Yuan of Taiwan to the third phrase development area in the Central Taiwan Science Park (the “Project”). On August 8, 2014, the Plaintiffs reached a settlement with the defendants (i.e. the governmental authorities, including the EPA of the Executive Yuan of Taiwan, the Ministry of Science and Technology (former National Science Council of the ROC Executive Yuan) and the Central Taiwan Science Park Development Office) in the Taipei High Administrative Court. The second phase environmental impact assessment for the Project continues to proceed. On December 14, 2017, the EPA of the Executive Yuan of Taiwan held the third review meeting of the investigation group. The review meeting reached the conclusion of suggesting approval for the Project. On November 6, 2018, the EPA approved the Project, but on December 6, 2018, five residents in
Houli
 District, Taichung City filed administrative appeal to the Appeals Review Committee of the Executive Yuan requesting a withdrawal of the approval. Currently management does not believe that this event will have a material adverse effect on the Company’s operation and will continue to monitor the development of this event.